INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAXES
Schedule of income tax (benefits)/expenses

	December 31,	December 31,	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current tax	410,106	512,054	364,628
Deferred tax	(109,594)	53,109	(85,446)
Total	300,512	565,163	279,182

Schedule of reconciliation between the income tax at PRC statutory tax rate and income tax expense

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Income before provision for income taxes	1,495,383	2,645,360	1,861,921
Statutory tax rate in the PRC	25%	25%	25%
Income tax expenses at statutory tax rate	373,846	661,340	465,480
Non-deductible expenses	365	—	723
Research and development super deduction	(5,697)	(11,620)	(19,925)
Effect of income not taxable	(29,398)	(58,359)	—
Effect of tax holiday and preferential tax rate	(45,074)	(108,806)	(354,366)
Adjustment on current income tax of the prior periods	(9,085)	80	(341)
Effect of different tax rates of subsidiaries operating in other jurisdictions	5,731	26,793	(8,234)
Withholding income tax	—	40,000	20,000
Change in valuation allowance	9,824	15,735	175,845
Income tax expenses	300,512	565,163	279,182

Schedule of aggregate amount and per share effect of the tax holiday and preferential tax rate

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
The aggregate amount of tax holiday and preferential tax rate	(45,074)	(108,806)	(354,366)
The aggregate effect on basic and diluted net income per share:
- Basic	(0.2580)	(0.6156)	(2.0453)
- Diluted	(0.2570)	(0.6089)	(2.0283)

Schedule of deferred tax assets and liabilities

	December 31,	December 31,
	2023	2024
	RMB	RMB
Deferred tax assets:
Deferred revenue	8,105	1,410
Accrued expenses and other liabilities	4,093	698
Guarantee liabilities	7,088	86,931
Fair value changes	17,350	17,241
Allowance for uncollectible receivables	121,080	166,999
Advertising expenses in excess of deduction limit	2,068	47,978
Valuation allowance (i)	(38,545)	(141,086)
Total	121,239	180,171

Deferred tax liabilities:
Contract assets, net	162,767	136,213
Contract cost	10	49
Intangible assets	7,123	7,917
Total	169,900	144,179

Net deferred tax (liabilities)/assets	(48,661)	35,992
(i)

A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s entities’ operating history, accumulated deficit, forecasts of future profitability, existence of taxable temporary differences and reversal periods. The valuation allowance is considered on an individual entity basis. The Group has recognized a valuation allowance against deferred tax assets of RMB38,545 and RMB141,086 for the years ended December 31, 2023 and 2024, respectively.